Federated Hermes Fund for U.S. Government Securities Expense Example, No Redemption - Federated Hermes Fund for U.S. Government Securities	Mar. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 583
Expense Example, No Redemption, 3 Years	864
Expense Example, No Redemption, 5 Years	1,166
Expense Example, No Redemption, 10 Years	2,022
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,139
Expense Example, No Redemption, 10 Years	2,261
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	$ 1,363